Accounts and Notes Receivable, Net (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Accounts and Notes Receivable, Net (Textual)
Notes receivable		$ 90
Allowance for doubtful accounts receivable	$ 400	$ 400